Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.67%
Communication Services — 6.20%
Alphabet Class A †	1,685	$ 4,686,575
Omnicom Group	28,800	2,444,544
		7,131,119
Consumer Discretionary — 14.34%
Amazon.com †	948	3,090,433
AutoZone †	1,640	3,353,111
Lowe's	13,680	2,765,959
Ralph Lauren	18,100	2,053,264
Target	13,911	2,952,192
Tempur Sealy International	82,140	2,293,349
		16,508,308
Consumer Staples — 3.15%
Costco Wholesale	6,290	3,622,096
		3,622,096
Financials — 11.96%
American Express	16,980	3,175,260
Ameriprise Financial	10,640	3,195,830
Capital One Financial	18,820	2,470,878
JPMorgan Chase & Co.	16,290	2,220,653
W R Berkley	40,500	2,696,895
		13,759,516
Healthcare — 16.59%
Envista Holdings †	64,500	3,141,795
HCA Healthcare	11,400	2,857,068
IQVIA Holdings †	10,640	2,460,074
Merck & Co.	18,100	1,485,105
Pfizer	61,050	3,160,559
Thermo Fisher Scientific	4,500	2,657,925
West Pharmaceutical Services	8,125	3,337,019
		19,099,545
Industrials — 11.74%
Dover	18,050	2,832,045
EMCOR Group	20,410	2,298,778
Parker-Hannifin	10,510	2,982,318
Rockwell Automation	8,730	2,444,662
United Parcel Service Class B	13,780	2,955,259
		13,513,062
Information Technology — 32.55%
Adobe †	6,385	2,909,134
Apple	40,760	7,117,103
Arrow Electronics †	20,120	2,386,836
Cadence Design Systems †	22,810	3,751,333
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Fortinet †	9,387	$ 3,207,913
Juniper Networks	71,000	2,638,360
KLA	8,040	2,943,122
Microsoft	18,700	5,765,397
NVIDIA	13,460	3,672,696
Zebra Technologies Class A †	7,410	3,065,517
		37,457,411
Materials — 2.14%
Westlake	20,000	2,468,000
		2,468,000
Total Common Stocks (cost $72,642,481)		113,559,057

Short-Term Investments — 1.36%
Money Market Mutual Funds — 1.36%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	391,150	391,150
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	391,155	391,155
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	391,155	391,155
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	391,154	391,154
Total Short-Term Investments (cost $1,564,614)		1,564,614

Total Value of Securities—100.03% (cost $74,207,095)		115,123,671
Liabilities Net of Receivables and Other Assets—(0.03%)		(34,540)
Net Assets Applicable to 4,918,940 Shares Outstanding—100.00%		$115,089,131
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-FL3 [3/22] 5/22 (2218526)    1